Tangible Assets (Owned and Under Finance Leases)	12 Months Ended
Dec. 31, 2018
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Tangible Assets (Owned and Under Finance Leases)

NOTE 7—TANGIBLE ASSETS (OWNED AND UNDER FINANCE LEASES)

Property, plant and equipment owned

Property, plant and equipment owned increased by 35 million euros compared to December 31, 2017. The breakdown and movements are as follows:

	As of December 31, 2016	Addition	Depreciation	Impairment losses / Reversals	Disposals	Exchange Differences	Other changes	As of December 31, 2017
	(millions of euros)
Land	203	6				(2)	6	213
Buildings (civil and industrial)	509	10	(39)			(3)	11	488
Plant and equipment	11,709	2,601	(2,286)	(8)	(8)	(332)	373	12,049
Manufacturing and distribution equipment	38	12	(16)				2	36
Other	391	88	(159)		(2)	(18)	76	376
Construction in progress and advance payments	1,097	541		1	(1)	(41)	(543)	1,054

Total	13,947	3,258	(2,500)	(7)	(11)	(396)	(75)	14,216

	As of December 31, 2017	Addition	Depreciation	Impairment losses / Reversals	Disposals	Exchange Differences	Other changes	As of December 31, 2018
	(millions of euros)
Land	213	6				(1)	32	250
Buildings (civil and industrial)	488	79	(36)			(2)	59	588
Plant and equipment	12,049	2,013	(2,229)		(7)	(217)	487	12,096
Manufacturing and distribution equipment	36	8	(14)				1	31
Other	376	94	(162)		(2)	(13)	65	358
Construction in progress and advance payments	1,054	488			(4)	(21)	(589)	928

Total	14,216	2,688	(2,441)	—	(13)	(254)	55	14,251

Land comprises both built-up land and available land and is not subject to depreciation. The figure for December 31, 2018 refers primarily to TIM S.p.A. (209 million euros).

Buildings (civil and industrial) almost exclusively includes buildings for industrial use hosting telephone exchanges, or for office use and light constructions. The figure for December 31, 2018 referred primarily to TIM S.p.A. (555 million euros). It is noted that in the course of 2018, as part of the project to rationalize industrial and office space in progress, during the year the Parent signed an agreement with a primary real estate firm that entailed the acquisition of owned property previously leased and the release of other properties no longer considered strategic; the transaction entailed a 69 million-euro net investment for a financial disbursement of 158 million euros and the reclassification of the residual value of assets owned in leased property and of the improvements introduced to owned buildings.

Plant and equipment includes the technological infrastructure used for the functioning of voice and data telephone traffic. The figure at December 31, 2018 was mainly attributable to TIM S.p.A. (9,162 million euros) and to companies of the Brazil Business Unit (1,947 million euros).

Manufacturing and distribution equipment consists of instruments and equipment used for the operation and maintenance of plant and equipment and refers mainly to TIM S.p.A..

The item Other mainly consists of hardware for the functioning of the Data Center and for work stations, furniture and fixtures and, to a minimal extent, transport vehicles and office machines.

Construction in progress and advance payments refer to the internal and external costs incurred for the acquisition and internal production of tangible assets, which are not yet in use.

Capital expenditures in 2018 decreased by 570 million euros compared to the previous year, driven mainly by a greater selectivity in capex dedicated to network infrastructure, and include 322 million euros of internally generated assets (354 million euros in 2017); Further details are provided in the Note “Internally generated assets”.

Depreciation, impairment losses and reversals have been recorded in the income statement as components of Operating Profit.

Depreciation for the years 2018 and 2017 was calculated on a straight-line basis over the estimated useful lives of the assets according to the following minimum and maximum rates:

Buildings (civil and industrial)	2%-5.55%
Plant and equipment	3%-50%
Manufacturing and distribution equipment	20%
Other	10%-50%

The gross carrying amount, accumulated impairment losses and accumulated depreciation at December 31, 2018 and 2017 can be summarized as follows:

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	218	(5)		213
Buildings (civil and industrial)	1,717	—	(1,229)	488
Plant and equipment	68,964	(62)	(56,853)	12,049
Manufacturing and distribution equipment	310	(1)	(273)	36
Other	3,988	(2)	(3,610)	376
Construction in progress and advance payments	1,054	—		1,054

Total	76,251	(70)	(61,965)	14,216

	As of December 31, 2018
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	253	(3)		250
Buildings (civil and industrial)	1,862	—	(1,274)	588
Plant and equipment	70,525	(62)	(58,367)	12,096
Manufacturing and distribution equipment	318	(1)	(286)	31
Other	3,885	(2)	(3,525)	358
Construction in progress and advance payments	928	—	—	928

Total	77,771	(68)	(63,452)	14,251

Impairment losses on “Plant and equipment”, mainly relating to years prior to 2004, refer to the Telecom Italia Sparkle group. With respect to the gross carrying amounts of tangible assets, in 2018 TIM S.p.A. carried out disposals for a total amount of 431 million euros, mainly in relation to fully depreciated assets. Disposals mainly involved plant and equipment for around 288 million euros, consequently, where present, the accumulated impairment losses and the accumulated depreciation related to them were also canceled.

Assets held under finance leases

Assets held under finance lease decreased by 436 million euros compared to December 31, 2017. The breakdown and movements are as follows:

	As of December 31, 2016	Addition	Increases in finance lease contracts	Depreciation	Exchange Differences	Other changes	As of December 31, 2017
	(millions of euros)
Land	16						16
Buildings (civil and industrial)	1,835	47	2	(130)		14	1,768
Plant and equipment	365	72	14	(21)	(43)	(34)	353
Other	125		52	(29)	(1)	(9)	138
Construction in progress and advance payments	72	32				(48)	56

Total	2,413	151	68	(180)	(44)	(77)	2,331

	As of December 31, 2017	Addition	Increases in finance lease contracts	Depreciation	Exchange differences	Other changes	As of December 31, 2018
	(millions of euros)
Land	16						16
Buildings (civil and industrial)	1,768	32	12	(159)	—	(288)	1,365
Plant and equipment	353	9	6	(18)	(26)	(22)	302
Other	138		52	(38)	(1)	(3)	148
Construction in progress and advance payments	56	32				(24)	64

Total	2,331	73	70	(215)	(27)	(337)	1,895

Additions in 2018 referred to TIM S.p.A. and consisted mainly of the acquisition of IRU transmission capacity, in view of the payment at the beginning of the contract, and improvements and incremental expenses incurred for movable and immovable third-party assets used on the basis of finance lease agreements.

The increases in finance leasing contracts refers mainly to TIM S.p.A. (58 million euros) and only on a residual basis to the Brazil Business Unit.

Buildings (civil and industrial) includes buildings under finance lease and related building adaptations, fully attributable to TIM S.p.A. The net decrease of 288 million euros (“Other changes” column) reflects 215 million euros for the real estate restructuring and rationalization plan, under which office space and industrial premises will be progressively released, with consequent updates to the estimated life of the renegotiated leases, as the renewal option on some longer-term leases is unlikely to be exercised. Moreover, several properties previously leased were acquired under ownership following the aforementioned real estate space rationalization agreement, resulting in reclassification to owned buildings for a total of 82 million euros (71 million euros for buildings and 11 million euros for improvements).

Plant and equipment mainly includes the recognition of the value of the telecommunications towers sold by the Tim Brasil group to American Tower do Brasil and subsequently repurchased in the form of finance lease. The additions in 2018 related to the progress on the contract for the acquisition of IRU transmission capacity by the Parent.

Other rose by 10 million euros over December 31, 2017 and reflected the effects resulting from recognition, by the Domestic Business Unit of different leases on vehicles as finance leases based on the provisions of IAS 17. This resulted in an overall impact on the balance sheet at December 31, 2018 of 49 million euros in terms of higher tangible assets and related payables for finance leases.

Depreciation and impairment losses have been recorded in the income statement as components of Operating Profit.

The gross carrying amount, accumulated impairment losses and accumulated depreciation at December 31, 2018 and 2017 can be summarized as follows:

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	16			16
Buildings (civil and industrial)	3,391	(27)	(1,596)	1,768
Plant and equipment	397		(44)	353
Other	200		(62)	138
Construction in progress and advance payments	56			56

Total	4,060	(27)	(1,702)	2,331

	As of December 31, 2018
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	16			16
Buildings (civil and industrial)	2,792	(13)	(1,414)	1,365
Plant and equipment	370		(68)	302
Other	243		(95)	148
Construction in progress and advance payments	64			64

Total	3,485	(13)	(1,577)	1,895

At December 31, 2018 and 2017, finance lease payments due in future years and their present value are as follows:

	As of December 31,
	2018		2017
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
	(millions of euros)
Within 1 year	227	210	271	234
From 2 to 5 years	993	782	1,031	691
Beyond 5 years	1,745	831	2,878	1,391

Total	2,965	1,823	4,180	2,316

	As of December 31,
	2018	2017
	(millions of euros)
Future net minimum lease payments	2,965	4,180
Interest portion	(1,142)	(1,864)

Present value of lease payments	1,823	2,316

Financial lease liabilities	1,948	2,430
Financial receivables for lease contracts	(124)	(114)

Total net finance lease liabilities	1,823	2,316

At December 31, 2018, adjustments to lease payments based on the ISTAT price index totaled 13 million euros (13 million euros at December 31, 2017) and related to TIM S.p.A.